YORKTOWN GROWTH FUND
SCHEDULE OF INVESTMENTS
April 30, 2020
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 96.29%
Communication Services — 6.21%
Alphabet, Inc., Class A(a)	210	$282,807
Cable One, Inc.	160	306,058
Discovery, Inc., Series A(a)	9,600	215,232
Facebook, Inc., Class A(a)	1,300	266,123
Gray Television, Inc.(a)	33,850	392,998
IAC/InterActiveCorp(a)	1,500	335,220
Liberty Media Corporation - Liberty SiriusXM, Class A(a)	5,300	178,663
Nintendo Company Ltd. - ADR	5,800	298,352
Take-Two Interactive Software, Inc.(a)	2,400	290,520
Tencent Holdings Ltd. - ADR	4,600	242,052
T-Mobile US, Inc.(a)	3,150	276,570
Twitter, Inc.(a)	8,400	240,912
		3,325,507
Consumer Discretionary — 9.88%
adidas AG - ADR	3,200	365,440
Amazon.com, Inc.(a)	130	321,620
Christian Dior SE	700	272,546
Dollar General Corporation	1,900	333,070
Five Below, Inc.(a)	2,900	261,464
Hermes International SA	425	310,928
Industria de Diseno Textil S.A. - ADR	17,000	214,370
iRobot Corporation(a)	3,300	201,168
Kering SA - ADR	4,650	235,197
LCI Industries	3,000	260,160
Lithia Motors, Inc., Class A	400	44,224
Lowe's Companies, Inc.	3,000	314,250
Moncler SpA	6,700	251,764
Nitori Holdings Company Ltd.	2,100	323,230
Pan Pacific International Holdings Corporation	16,000	310,373
Prosus N.V. - ADR(a)	20,000	296,200
Shenzhou International Group Holdings Ltd.	10,500	122,372
Tractor Supply Company	3,300	334,719
Ulta Beauty, Inc.(a)	1,400	305,088
Vail Resorts, Inc.	1,250	213,750
		5,291,933
Consumer Staples — 2.46%
British American Tobacco plc - ADR	3,600	137,340
Constellation Brands, Inc., Class A	1,700	279,973
Costco Wholesale Corporation	900	272,700
Fomento Economico Mexicano SAB de CV - ADR	1,600	102,928
National Beverage Corporation(a)	5,200	261,196
Shiseido Company Ltd. - ADR	4,500	264,353
		1,318,490
Financials — 7.73%
AIA Group Ltd. - ADR	6,300	229,131
Arthur J. Gallagher & Company	2,800	219,800
BlackRock, Inc.	1,200	602,448
Cboe Global Markets, Inc.	2,700	268,326
Credit Acceptance Corporation(a)	750	233,677
Eaton Vance Corporation	2,800	102,760
FactSet Research Systems, Inc.	900	247,500
Franklin Resources, Inc.	30,300	570,852
KKR & Company, Inc., Class A	9,700	244,537

Noah Holdings Ltd. - ADR(a)	400	11,104
Partners Group Holding AG	340	267,574
Ping An Insurance (Group) Company of China Ltd. - ADR	10,400	210,288
S&P Global, Inc.	1,400	410,032
TD Ameritrade Holding Corporation	6,200	243,474
Tokio Marine Holdings, Inc.	5,800	274,845
		4,136,348
Health Care — 16.79%
Align Technology, Inc.(a)	1,000	214,850
AMN Healthcare Services, Inc.(a)	3,100	145,638
Biogen, Inc.(a)	900	267,147
BioMerieux	3,000	372,371
Cerner Corporation	4,500	312,255
Charles River Laboratories International, Inc.(a)	1,800	260,406
Chemed Corporation	600	249,942
Chugai Pharmaceutical Company Ltd.	2,700	322,252
Cooper Companies, Inc. (The)	500	143,350
CryoLife, Inc.(a)	17,200	384,076
CSL Ltd. - ADR	2,200	218,812
CSPC Pharmaceutical Group Ltd.	133,700	265,593
Emergent BioSolutions, Inc.(a)	4,400	325,380
Enanta Pharmaceuticals, Inc.(a)	4,500	208,665
Encompass Health Corporation	4,600	304,750
Genmab A/S(a)	1,250	300,560
Globus Medical, Inc., Class A(a)	6,400	303,744
Insulet Corporation(a)	1,500	299,580
Intuitive Surgical, Inc.(a)	500	255,440
LHC Group, Inc.(a)	2,100	272,979
Lonza Group AG - ADR(a)	4,700	203,745
M3, Inc.	8,500	308,071
Masimo Corporation(a)	1,700	363,647
Merit Medical Systems, Inc.(a)	8,400	342,888
Orpea	1,200	133,435
Penumbra, Inc.(a)	1,500	265,980
Regeneron Pharmaceuticals, Inc.(a)	500	262,940
Sartorius Stedim Biotech(a)	1,500	359,882
Sonova Holding AG - ADR	4,600	165,186
Straumann Holding AG	300	227,581
Takeda Pharmaceutical Company Ltd. - ADR	18,000	322,920
Thermo Fisher Scientific, Inc.	900	301,212
Veeva Systems, Inc., Class A(a)	1,600	305,280
		8,990,557
Industrials — 20.95%
AMETEK, Inc.	2,900	243,223
ASSA ABLOY AB - ADR(a)	27,300	243,243
Carlisle Companies, Inc.	1,800	217,728
Carrier Global Corporation(a)	900	15,939
Cintas Corporation	1,000	221,830
Copart, Inc.(a)	3,400	272,374
Deere & Company	1,700	246,602
Douglas Dynamics, Inc.	6,450	238,392
EMCOR Group, Inc.	1,700	108,001
ESCO Technologies, Inc.	2,400	183,120
Franklin Electric Company, Inc.	6,000	304,800
Fujitec Company Ltd. - ADR	22,700	328,607
Generac Holdings, Inc.(a)	4,900	477,456
Graco, Inc.	4,600	205,436
HEICO Corporation	3,200	280,320
Hexcel Corporation	6,700	231,753
IDEX Corporation	2,200	337,986
IMCD Group NV	3,700	327,195
John Bean Technologies Corporation	4,100	314,634
Kingspan Group plc - ADR	4,650	236,832

KION Group AG	4,400	218,409
Landstar System, Inc.	2,700	278,937
Makita Corporation - ADR	7,000	226,468
Mercury Systems, Inc.(a)	6,100	543,876
NIBE Industrier AB, Class B	17,800	333,516
Nordson Corporation	2,100	337,911
Otis Worldwide Corporation(a)	450	22,910
RBC Bearings, Inc.(a)	2,435	308,466
Recruit Holdings Company Ltd.	7,500	222,354
Roper Technologies, Inc.	700	238,721
Saia, Inc.(a)	3,000	277,560
Secom Company Ltd. - ADR	11,500	239,315
SMC Corporation	700	319,578
Teledyne Technologies, Inc.(a)	900	293,103
Teleperformance SA	1,150	257,641
Toro Company (The)	3,200	204,192
TransUnion	3,300	260,007
Trex Company, Inc.(a)	3,100	295,182
UniFirst Corporation	1,900	319,485
Universal Forest Products, Inc.	11,850	487,272
Waste Connections, Inc.	2,900	249,139
Xylem, Inc.	3,400	244,460
		11,213,973
Information Technology — 26.09%
Accenture plc, Class A	1,300	240,747
Adobe, Inc.(a)	900	318,276
Advanced Energy Industries, Inc.(a)	5,500	305,800
Advantest Corporation - ADR	6,857	329,890
Amadeus IT Group S.A. - ADR	6,200	294,748
Apple, Inc.	950	279,110
Applied Materials, Inc.	4,900	243,432
ASML Holding N.V. - ADR	950	274,009
Broadcom, Inc.	1,000	271,620
Broadridge Financial Solutions, Inc.	1,400	162,400
Cabot Microelectronics Corporation	3,000	367,620
CDW Corporation	2,200	243,760
Constellation Software, Inc.	300	288,433
CyberArk Software Ltd.(a)	3,100	306,156
Dassault Systemes SE - ADR	1,500	219,750
EPAM Systems, Inc.(a)	1,300	287,157
ExlService Holdings, Inc.(a)	5,500	339,515
Fortinet, Inc.(a)	2,300	247,802
Genpact Ltd.	4,300	148,049
Global Payments, Inc.	1,800	298,836
Globant S.A.(a)	1,400	161,938
Guidewire Software, Inc.(a)	1,200	109,008
Hexagon AB, Class B	5,300	264,543
Intuit, Inc.	950	256,320
IPG Photonics Corporation(a)	2,400	310,392
j2 Global, Inc.(a)	3,900	314,496
Keyence Corporation	900	320,193
KLA Corporation	1,500	246,135
Logitech International, S.A.	7,500	362,100
LogMeIn, Inc.	3,300	282,018
MAXIMUS, Inc.	3,300	222,156
Micron Technology, Inc.(a)	5,300	253,817
Monolithic Power Systems, Inc.	3,000	599,730
Murata Manufacturing Company Ltd.	5,500	308,439
Novanta, Inc.(a)	3,400	295,426
Open Text Corporation	6,500	246,675
Palo Alto Networks, Inc.(a)	2,300	451,973
Paychex, Inc.	3,100	212,412
Paycom Software, Inc.(a)	1,000	261,020
PayPal Holdings, Inc.(a)	2,800	344,400

salesforce.com, Inc.(a)	800	129,560
SPS Commerce, Inc.(a)	6,300	349,713
StoneCo Ltd.(a)	8,400	221,592
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	4,300	228,459
Tokyo Electron Ltd. - ADR	4,400	235,180
Trade Desk, Inc. (The), Class A(a)	1,250	365,725
Tyler Technologies, Inc.(a)	1,650	529,138
Universal Display Corporation	1,700	255,204
Wirecard AG - ADR	2,300	114,540
Yandex N.V., Class A(a)	6,600	249,348
		13,968,760
Materials — 4.20%
Air Liquide S.A.	2,110	268,373
Balchem Corporation	2,800	249,872
Eagle Materials, Inc.	3,500	213,535
Givaudan SA - ADR	3,600	240,876
Nucor Corporation	6,100	251,259
RPM International, Inc.	3,200	212,512
Sherwin-Williams Company (The)	500	268,185
Symrise AG - ADR	9,100	229,320
Westlake Chemical Corporation	7,200	312,840
		2,246,772
Real Estate — 1.57%
American Tower Corporation, Class A	1,150	273,700
Big Yellow Group plc	19,300	260,548
Equinix, Inc.	450	303,840
		838,088
Utilities — 0.41%
Ormat Technologies, Inc.	3,500	218,435
Total Common Stocks
(Cost $38,106,412)		51,548,863

Total Investments — 96.29%
(Cost $38,106,412)		51,548,863
Other Assets in Excess of Liabilities — 3.71%		1,986,653
Net Assets — 100.00%		$53,535,516

(a)	Non-income producing security.

ADR	- American Depositary Receipt

YORKTOWN CAPITAL INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2020
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 82.89%
Communication Services — 3.73%
AT&T, Inc.	7,700	$234,619
Comcast Corporation, Class A	4,900	184,387
Interpublic Group of Companies, Inc. (The)	14,900	253,002
KDDI Corporation - ADR	11,300	161,816
		833,824
Consumer Discretionary — 9.41%
Carter's, Inc.	2,200	172,040
Compass Group plc - ADR	11,500	192,280
Garmin Ltd.	2,600	211,016
Industria de Diseno Textil S.A. - ADR	13,000	163,930
LCI Industries	3,600	312,192
M.D.C. Holdings, Inc.	8,500	248,625
Magna International, Inc.	5,300	206,859
Penske Automotive Group, Inc.	6,000	215,880
Target Corporation	1,600	175,584
Tractor Supply Company	2,000	202,860
		2,101,266
Consumer Staples — 4.16%
Flowers Foods, Inc.	7,600	169,328
Hormel Foods Corporation	4,100	192,085
McCormick & Company, Inc.	1,200	188,208
Spectrum Brands Holdings, Inc.	4,600	198,076
Unilever plc - ADR	3,500	181,545
		929,242
Financials — 12.35%
Arthur J. Gallagher & Company	2,300	180,550
BlackRock, Inc.	870	436,775
Eaton Vance Corporation	6,700	245,890
Franklin Resources, Inc.	12,100	227,964
Hong Kong Exchanges & Clearing Ltd. - ADR	5,600	178,472
Houlihan Lokey, Inc.	3,300	195,954
Interactive Brokers Group, Inc., Class A	5,300	217,300
Main Street Capital Corporation - BDC	9,500	247,760
Marsh & McLennan Companies, Inc.	2,100	204,393
Synchrony Financial	11,800	233,522
T. Rowe Price Group, Inc.	1,800	208,134
Tradeweb Markets, Inc.	3,500	182,560
		2,759,274
Health Care — 4.31%
Becton, Dickinson and Company	750	189,397
CVS Health Corporation	2,900	178,495
Novo Nordisk A/S - ADR	3,100	196,323
Quest Diagnostics, Inc.	2,000	220,220
ResMed, Inc.	1,150	178,618
		963,053
Industrials — 16.90%
Cummins, Inc.	1,300	212,550
Dover Corporation	2,200	206,030
Emerson Electric Company	3,600	205,308
Fastenal Company	6,200	224,564
General Dynamics Corporation	1,400	182,868
IAA, Inc.(a)	5,500	212,300

Ingersoll Rand, Inc.(a)	7,188	209,027
KAR Auction Services, Inc.	14,500	217,210
L3Harris Technologies, Inc.	900	174,330
Legrand SA - ADR(a)	12,800	170,816
ManpowerGroup, Inc.	4,100	304,384
Oshkosh Corporation	2,600	175,578
PACCAR, Inc.	2,800	193,844
Parker-Hannifin Corporation	1,300	205,556
RELX plc - ADR	8,200	185,812
Trane Technologies plc	1,800	157,356
Union Pacific Corporation	1,100	175,769
Watsco, Inc.	1,000	160,990
Xylem, Inc.	2,800	201,320
		3,775,612
Information Technology — 10.80%
Accenture plc, Class A	1,200	222,228
Broadcom, Inc.	700	190,134
Globant S.A.(a)	2,200	254,474
j2 Global, Inc.(a)	2,400	193,536
LogMeIn, Inc.	2,200	188,012
Magic Software Enterprises Ltd.	22,400	204,960
ManTech International Corporation, Class A	2,400	178,944
Microsoft Corporation	1,200	215,052
MKS Instruments, Inc.	2,000	200,460
Oracle Corporation	3,500	185,395
Skyworks Solutions, Inc.	1,900	197,372
Tokyo Electron Ltd. - ADR	3,400	181,730
		2,412,297
Materials — 4.99%
Avery Dennison Corporation	1,800	198,702
Linde plc	1,000	183,990
Packaging Corporation of America	1,900	183,635
Rio Tinto plc - ADR	3,800	175,522
RPM International, Inc.	3,100	205,871
Sonoco Products Company	3,400	166,056
		1,113,776
Real Estate — 6.24%
American Tower Corporation, Class A	750	178,500
AvalonBay Communities, Inc.	1,300	211,835
Crown Castle International Corporation	1,100	175,373
EastGroup Properties, Inc.	2,400	254,400
Healthcare Realty Trust, Inc.	5,500	161,645
Healthcare Trust of America, Inc., Class A	6,400	157,632
Jones Lang LaSalle, Inc.	2,400	253,392
		1,392,777
Utilities — 10.00%
American States Water Company	2,300	182,551
American Water Works Company, Inc.	1,300	158,197
California Water Service Group	3,500	157,220
Consolidated Edison, Inc.	1,900	149,720
El Paso Electric Company	2,600	176,800
Essential Utilities, Inc.	5,000	208,950
Eversource Energy	1,900	153,330
New Jersey Resources Corporation	5,400	182,412
South Jersey Industries, Inc.	8,800	251,592
Southwest Gas Holdings, Inc.	3,200	242,560
Spire, Inc.	2,100	153,216
Xcel Energy, Inc.	3,400	216,104
		2,232,652
Total Common Stocks
(Cost $16,785,507)		18,513,773

PREFERRED STOCKS — 5.09%
Financials — 5.09%
Fidus Investment Corporation, 6.00%	8,000	181,120
Merchants Bancorp, Series A, 7.00%	40,000	956,400
Total Preferred Stocks
(Cost $1,200,000)		1,137,520

CORPORATE BONDS AND NOTES — 9.11%	Principal Amount
Financials — 9.11%
Customers Bancorp, Inc., 3.95%, 6/30/2022	$1,000,000	1,028,186
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR +266bps)(b)	1,000,000	1,005,926
Total Corporate Bonds and Notes
(Cost $2,015,045)		2,034,112

Total Investments — 97.09%
(Cost $20,000,552)		21,685,405
Other Assets in Excess of Liabilities — 2.91%		650,429
Net Assets — 100.00%		$22,335,834

(a)	Non-income producing security.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

ADR	- American Depositary Receipt
BDC	- Business Development Company

YORKTOWN MULTI-ASSET INCOME FUND
SCHEDULE OF INVESTMENTS
April 30, 2020
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 10.65%
Communication Services — 0.30%
AT&T, Inc.	19,000	$578,930
Comcast Corporation, Class A	5,900	222,017
Interpublic Group of Companies, Inc. (The)	31,100	528,078
Verizon Communications, Inc.	3,500	201,075
		1,530,100
Consumer Discretionary — 0.56%
Carnival plc - ADR	15,300	212,976
D.R. Horton, Inc.	4,300	203,046
Expedia Group, Inc.	2,200	156,156
LCI Industries	4,300	372,896
Penske Automotive Group, Inc.	8,700	313,026
PetMed Express, Inc.	27,500	1,088,175
PulteGroup, Inc.	5,800	163,966
Tiffany & Company	1,550	196,075
Wynn Resorts Ltd.	2,000	171,060
		2,877,376
Consumer Staples — 0.78%
Andersons, Inc. (The)	11,400	193,458
Archer-Daniels-Midland Company	5,400	200,556
B&G Foods, Inc.	11,800	229,156
British American Tobacco plc - ADR	9,800	373,870
Clorox Company (The)	1,100	205,084
Conagra Brands, Inc.	6,200	207,328
General Mills, Inc.	3,600	215,604
J.M. Smucker Company (The)	1,700	195,347
Kellogg Company	3,200	209,600
Kroger Company (The)	6,700	211,787
Molson Coors Brewing Company, Class B	11,700	479,817
PepsiCo, Inc.	1,500	198,435
Philip Morris International, Inc.	8,000	596,800
Weis Markets, Inc.	9,700	485,291
		4,002,133
Energy — 1.55%
BP plc - ADR	32,800	780,640
Cabot Oil & Gas Corporation	17,500	378,350
Chevron Corporation	10,900	1,002,800
China Petroleum & Chemical Corporation - ADR	5,100	253,368
Cimarex Energy Company	6,200	157,604
ConocoPhillips	4,500	189,450
CVR Energy, Inc.	46,700	1,113,795
Delek US Holdings, Inc.	10,900	254,515
Diamondback Energy, Inc.	4,000	174,160
EOG Resources, Inc.	4,100	194,791
Exxon Mobil Corporation	4,500	209,115
HollyFrontier Corporation	6,300	208,152
Magellan Midstream Partners, LP	6,300	259,119
Marathon Petroleum Corporation	5,700	182,856
Occidental Petroleum Corporation	5,300	87,980
ONEOK, Inc.	6,700	200,531
Phillips 66	6,300	460,971
Pioneer Natural Resources Company	1,900	169,689
Royal Dutch Shell plc, Class A - ADR	12,000	397,560

Shell Midstream Partners, LP	21,300	312,897
Total S.A. - ADR	6,000	210,900
Valero Energy Corporation	4,000	253,400
Williams Companies, Inc. (The)	26,700	517,179
		7,969,822
Financials — 1.96%
American Express Company	2,000	182,500
Apollo Global Management, Inc.	16,500	668,085
Ares Management Corporation, Class A	24,000	805,200
BlackRock, Inc.	3,300	1,656,732
Cboe Global Markets, Inc.	2,200	218,636
Charles Schwab Corporation (The)	5,500	207,460
CME Group, Inc.	1,300	231,673
Compass Diversified Holdings LLC - MLP	10,000	200,900
Eaton Vance Corporation	24,300	891,810
Federated Investors, Inc., Class B	12,200	277,794
First Hawaiian, Inc.	46,700	821,453
Franklin Resources, Inc.	51,500	970,260
Invesco Ltd.	24,000	206,880
Janus Henderson Group plc	34,500	617,550
KeyCorp	42,300	492,795
Moelis & Company, Class A	7,100	212,077
Navient Corporation	6,700	51,054
Old Republic International Corporation	8,700	138,765
People's United Financial, Inc.	39,300	498,717
Raymond James Financial, Inc.	2,700	177,984
Synchrony Financial	15,700	310,703
Virtu Financial, Inc., Class A	8,500	198,645
		10,037,673
Health Care — 1.21%
Abbott Laboratories	9,300	856,437
AbbVie, Inc.	11,300	928,860
AmerisourceBergen Corporation	2,300	206,218
Becton, Dickinson and Company	3,400	858,602
Bristol-Myers Squibb Company	13,700	833,097
Cardinal Health, Inc.	15,300	757,044
CVS Health Corporation	12,800	787,840
Encompass Health Corporation	12,200	808,250
National HealthCare Corporation	2,600	177,762
		6,214,110
Industrials — 1.34%
Applied Industrial Technologies, Inc.	9,100	476,749
C.H. Robinson Worldwide, Inc.	2,700	191,430
Caterpillar, Inc.	7,100	826,298
Cummins, Inc.	5,000	817,500
Deere & Company	5,600	812,336
Expeditors International of Washington, Inc.	3,500	250,618
Fastenal Company	8,300	300,626
FedEx Corporation	1,700	215,509
H&E Equipment Services, Inc.	23,100	375,606
Healthcare Services Group, Inc.	17,300	440,977
Knoll, Inc.	31,300	364,958
Lockheed Martin Corporation	550	213,983
MSC Industrial Direct Company, Inc., Class A	3,300	196,812
Northrop Grumman Corporation	700	231,469
PACCAR, Inc.	3,500	242,305
Raytheon Technologies Corporation	1,800	116,658
United Parcel Service, Inc., Class B	6,000	567,960
Xylem, Inc.	3,100	222,890
		6,864,684
Information Technology — 1.17%
Analog Devices, Inc.	2,200	241,120
Applied Materials, Inc.	4,100	203,688

Broadcom, Inc.	3,500	950,670
Broadridge Financial Solutions, Inc.	4,800	556,800
CSG Systems International, Inc.	4,400	213,752
Intel Corporation	3,500	209,930
Ituran Location and Control Ltd.	15,500	274,350
KLA Corporation	1,700	278,953
Lam Research Corporation	3,300	842,424
Leidos Holdings, Inc.	2,300	227,263
Littelfuse, Inc.	1,600	232,384
LogMeIn, Inc.	3,500	299,110
Microchip Technology, Inc.	3,000	263,190
Microsoft Corporation	1,700	304,657
Monolithic Power Systems, Inc.	1,700	339,847
Western Digital Corporation	6,500	299,520
Xilinx, Inc.	3,000	262,200
		5,999,858
Materials — 1.12%
Greif, Inc., Class A	8,100	274,509
Linde plc	1,400	257,586
LyondellBasell Industries N.V., Class A	6,700	388,265
MMC Norilsk Nickel PJSC - ADR	31,100	850,274
Norbord, Inc.	27,300	441,987
Nucor Corporation	5,600	230,664
Packaging Corporation of America	4,100	396,265
Rio Tinto plc - ADR	6,700	309,473
Schweitzer-Mauduit International, Inc.	13,300	428,526
Sinopec Shanghai Petrochemical Company Ltd. - ADR	23,600	627,524
Southern Copper Corporation	21,200	687,728
Ternium SA - ADR	37,700	512,343
WestRock Company	10,000	321,900
		5,727,044
Real Estate — 0.23%
Crown Castle International Corporation	5,500	876,865
Newmark Group, Inc., Class A	79,300	307,684
		1,184,549
Utilities — 0.43%
CenterPoint Energy, Inc.	22,100	376,363
Dominion Energy, Inc.	10,200	786,726
Evergy, Inc.	3,700	216,191
National Fuel Gas Company	5,100	209,100
ONE Gas, Inc.	2,200	175,362
Southern Company (The)	7,600	431,148
		2,194,890
Total Common Stocks
(Cost $62,228,272)		54,602,239

PREFERRED STOCKS — 4.73%
Consumer Discretionary — 0.15%
QVC, Inc., 6.25%	40,000	788,400

Financials — 4.22%
Aegon Funding Corporation II, 5.10%	40,000	960,400
B. Riley Financial, Inc., 6.50%	40,000	820,000
B. Riley Financial, Inc., 6.75%	80,000	1,785,600
B. Riley Financial, Inc., 7.25%,	60,000	1,370,400
B. Riley Financial, Inc., 7.50%	35,468	813,991
Capital One Finance Corporation, Series I, 5.00%	17,298	401,313
Citizens Financial Group, Inc., Series E, 5.00%	100,000	2,427,000
Compass Diversified Holdings LLC, Series A, 7.25%	101,400	2,281,500
Compass Diversified Holdings LLC, Series B, 7.875%	20,000	467,400
Dime Community Bancshares, Inc., Series A, 5.50%	80,000	1,854,400
First Citizens BanShares, Inc., Series A, 5.375%	80,000	2,015,200

First Horizon Bank, 3.75% (a)	1,000	680,000
GMAC Capital Trust I, Series 2, 6.97%	50,000	1,127,500
Landmark Infrastructure Partners LP, Series C, 7.04%	10,000	223,000
Merchants Bancorp, Series B, 6.00%	40,000	913,600
Merchants Bancorp, Series A, 7.00%	80,000	1,912,800
Northern Trust Corporation, Series E, 4.70%	20,000	501,200
Regions Financial Corporation, Series C, 5.70%	40,000	1,060,400
		21,615,704
Industrials — 0.36%
CAI International, Inc., Series A, 8.50%	10,000	211,000
Global Ship Lease, Inc., 8.00%	80,000	1,647,080
		1,858,080
Total Preferred Stocks
(Cost $26,358,252)		24,262,184

CORPORATE BONDS AND NOTES — 66.30%	Principal Amount
Communication Services — 1.45%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	$250,000	265,525
Liberty Interactive LLC, 8.50%, 7/15/2029	1,000,000	867,100
Qwest Corporation, 7.25%, 9/15/2025	2,000,000	2,146,618
United States Cellular Corporation, 6.70%, 12/15/2033	2,540,000	2,694,432
Univision Communications, Inc., 5.13%, 5/15/2023 (a)	1,500,000	1,434,375
		7,408,050
Consumer Discretionary — 4.36%
ADT Security Corporation/The, 4.88%, 7/15/2032 (a)	3,500,000	3,137,050
Conn's, Inc., 7.25%, 7/15/2022	3,500,000	2,400,125
Ford Motor Credit Co. LLC, 2.34%, 11/2/2020	1,580,000	1,545,651
HLF Financing SaRL, LLC, 7.25%, 8/15/2026 (a)	1,500,000	1,466,175
L Brands, Inc., 6.88%, 11/1/2035	3,000,000	2,222,550
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	1,791,800
Macy's Retail Holdings, Inc., 6.90%, 4/1/2029	145,000	87,000
QVC, Inc., Class B, 4.75%, 2/15/2027	2,000,000	1,840,000
Signet UK Finance plc, 4.70%, 6/15/2024	2,121,000	1,272,197
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,309,629
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	3,379,000	3,260,735
		22,332,912
Consumer Staples — 5.43%
Avon Products, Inc., 7.00%, 3/15/2023	3,000,000	2,874,780
Constellation Brands, Inc., 2.25%, 11/6/2020	500,000	503,337
JBS Investments II GmbH, 7.00%, 1/15/2026 (a)	4,000,000	4,167,800
Kraft Heinz Foods Company, 7.13%, 8/1/2039 (a)	170,000	204,416
Kraft Heinz Foods Company, 6.50%, 2/9/2040	411,000	480,377
Kraft Heinz Foods Company, 4.38%, 6/1/2046	1,000,000	954,133
Land O' Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,328,850
Land O' Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	1,910,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	2,200,000	2,032,906
Molson Coors Brewing Company, 4.20%, 7/15/2046	1,000,000	965,468
Pilgrim's Pride Corporation, 5.75%, 3/15/2025 (a)	6,640,000	6,741,791
Reynolds American, Inc., 7.00%, 8/4/2041	343,000	405,207
Vector Group Ltd., 6.13%, 2/1/2025 (a)	3,345,000	3,265,556
		27,834,621
Energy — 4.08%
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.8bps)(b)	1,000,000	384,245
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.8bps)(b)	2,920,000	2,049,095
MPLX LP, 6.25%, 10/15/2022 (a)	3,647,000	3,647,694
MPLX LP, 6.38%, 5/1/2024 (a)	1,500,000	1,531,631
MPLX LP, 6.88%, Perpetual (3MO LIBOR + 465.2bps)(b)	4,199,000	3,021,222
Murphy Oil Corporation, 7.05%, 5/1/2029	759,000	491,149
PBF Holding Company LLC, 7.25%, 6/15/2025	4,525,000	3,496,467
PBF Logistics, LP, 6.88%, 5/15/2023	3,000,000	2,328,600
Plains All American Pipeline LP, Series B, 6.13%, 12/31/2049 (3MO LIBOR + 411.0bps)(b)	3,500,000	2,352,263

Tidewater, Inc., 8.00%, 8/1/2022	1,686,549	1,614,112
		20,916,478
Financials — 40.88%
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313.0bps)(b)	1,000,000	1,024,025
American Express Company, Series C, 4.13%, Perpetual (3MO LIBOR + 328.5bps)(b)	2,000,000	1,715,540
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,700,000	5,210,170
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	983,513
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (a),(b)	2,000,000	1,765,110
Assured Guaranty US Holdings, Inc., 3.12%, 12/15/2066 (3MO LIBOR + 238.0bps)(b)	2,000,000	1,290,191
Athene Holding Ltd., 6.15%, 4/3/2030	2,000,000	2,092,701
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 + 387.0bps)(b)	1,000,000	878,315
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.2bps)(b)	4,900,000	4,456,280
Barclays plc, 4.84%, 5/9/2028	2,000,000	2,109,339
Barclays plc, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,627,594
Barclays plc, 7.75%, Perpetual (USSW5 + 484.2bps)(b)	1,000,000	965,695
BBVA Bancomer S.A., 5.13%, 01/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	2,613,900
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)(a),(b)	4,000,000	3,990,000
BNP Paribas SA, 7.20%, Perpetual (3MO LIBOR + 129.0bps)(a),(b)	2,000,000	2,126,270
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	2,885,039
Brighthouse Financial, Inc., 4.70%, 6/22/2047	2,642,000	2,283,858
Cadence BanCorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,500,000	1,522,963
Capital One Financial Corporation, 5.55%, Perpetual (3MO LIBOR + 380.0bps)(b)	2,000,000	1,670,430
CCO Holdings, LLC, 5.13%, 5/1/2023 (a)	3,000,000	3,038,430
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)(a),(b)	2,000,000	2,107,482
Charles Schwab Corp./The, 5.38%, Perpetual (H15T5Y + 497.1bps)(b)	500,000	520,000
Citadel LP, 5.38%, 1/17/2023 (a)	5,000,000	5,106,281
Citadel LP, 4.88%, 1/15/2027 (a)	3,000,000	2,980,350
Citigroup, Inc., 4.70%, Perpetual (SOFRRATE + 323.4bps)(b)	500,000	435,937
Citizens Financial Group, Inc., 5.33%, Perpetual (3MO LIBOR + 396.0bps)(b)	2,000,000	1,690,410
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	1,500,000	1,418,542
CNO Financial Group, Inc., 5.25%, 5/30/2025	2,500,000	2,693,514
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)(b)	2,000,000	1,789,650
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	2,066,990
Cowen, Inc., 7.25%, 5/6/2024 (a)	4,000,000	3,843,297
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)(a),(b)	500,000	448,125
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)(a),(b)	3,000,000	2,994,585
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,129,478
Encore Capital Group, Inc., 3.00%, 7/1/2020	2,000,000	1,939,604
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,062,251
Everest Reinsurance Holdings, Inc., 4.08%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	6,902,000	5,305,913
F&M Financial Services Corporation, 5.95%, 9/15/2029 (SOFRRATE + 484.0bps)(a),(b)	4,000,000	3,994,308
FedNat Holding Company, 7.50%, 3/15/2029 (a)	3,000,000	3,021,300
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025 (a)	2,000,000	2,125,000
Fifth Third Bancorp, Series J, 4.58%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	3,346,080
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	890,695
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,407,566
FS Energy & Power Fund, 7.50%, 8/15/2023 (a)	5,100,000	3,328,770
Global Aircraft Leasing Company, Ltd., 6.50%, 9/15/2024 (a)	2,205,000	1,347,145
Goldman Sachs Group, Inc., Series P, 5.00%, Perpetual (3MO LIBOR + 287.4bps)(b)	6,000,000	5,432,940
Hallmark Financial Services, Inc., 6.25%, 8/15/2029	2,000,000	1,940,000
Hartford Financial Services Group, Inc., Series ICON, 3.82%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	4,781,934
ILFC E-Capital Trust I, 3.33%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	2,250,000	1,083,926
ILFC E-Capital Trust I, 3.90%, 12/21/2065 (USD CMT 30YR + 155.0bps)(b)	590,000	284,230
ILFC E-Capital Trust II, 3.57%, 12/21/2065 (H15T30Y + 180.0bps)(a),(b)	1,000,000	506,100
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	963,335
Intesa Sanpaolo SpA, 5.71%, 1/15/2026 (a)	4,000,000	4,091,856
Investar Holding Corporation, 5.13%, 12/30/2029 (a),(b)	1,000,000	1,049,390
Jefferies Finance, LLC, 7.25%, 8/15/2024 (a)	4,354,000	3,841,534
JPMorgan Chase & Company, Series V, 4.75%, Perpetual (3MO LIBOR + 332.0bps) (b)	4,000,000	3,513,020
Liberty Mutual Group, Inc., 3.95%, 5/15/2060 (a)	500,000	495,309
Lincoln National Corporation, 4.05%, 5/17/2066 (3MO LIBOR + 235.8bps)(b)	1,000,000	681,745
Lincoln National Corporation, 3.18%, 4/20/2067 (3MO LIBOR + 204.0bps)(b)	5,623,000	3,720,992
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	1,981,390
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	3,000,000	2,953,350

Macquarie Bank Ltd./London, 6.13%, Perpetual (USSW5 + 370.3bps)(a),(b)	1,000,000	965,835
Massachusetts Mutual Life Insurance Company, 3.38%, 4/15/2050 (a)	1,000,000	1,027,490
Meridian Corporation, 5.38%, 12/30/2029 (SOFRRATE + 395.0bps)(a),(b)	2,000,000	1,998,952
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.5bps)(b)	2,000,000	1,823,750
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (SOFRRATE + 361.0bps)(b)	4,000,000	3,926,150
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023 (a)	4,000,000	4,250,115
Minnwest Corporation, Series AI, 5.88%, 7/15/2028 (3MO LIBOR + 298.0bps)(b)	400,000	422,548
Morgan Stanley, Series H, 4.83%, Perpetual (3MO LIBOR +361.0bps)(b)	3,000,000	2,705,235
Nationwide Mutual Insurance Company, 4.35%, 4/30/2050 (a)	1,000,000	1,007,023
Northpointe Bancshares, Inc., 6.00%, 9/30/2029 (SOFRRATE + 490.5bps)(a),(b)	1,000,000	982,428
Ohio National Financial Services, Inc., 5.55%, 1/24/2030 (a)	4,000,000	3,817,325
Ohio National Financial Services, Inc., 6.63%, 5/1/2031 (a)	1,000,000	943,437
PennyMac Corporation, 5.38%, 5/1/2020 (c)	3,250,000	3,256,094
PRA Group, Inc., 3.00%, 8/1/2020 (c)	5,295,000	5,149,449
Prime Security Services Borrower LLC, 5.75%, 4/15/2026 (a)	2,000,000	1,980,000
Principal Financial Group, Inc., 4.70%, 5/15/2055 (3MO LIBOR + 304.4bps)(b)	2,000,000	1,803,490
Reinsurance Group of America, 3.41%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	1,600,000	1,102,792
Reliant Bancorp, Inc., 5.13%, 12/15/2029 (SOFRRATE + 376.5bps)(b)	2,000,000	2,010,404
Royal Bank of Scotland Group plc, 8.63%, Perpetual (USSW5 + 759.8bps)(b)	3,000,000	3,073,350
SBL Holdings, Inc., 5.13%, 11/13/2026 (a)	2,000,000	1,837,106
SBL Holdings, Inc., 7.00%, Perpetual (H15T5Y + 558.0bps)(a),(b)	1,000,000	648,750
Springleaf Finance Corporation, 5.38%, 11/15/2029	2,000,000	1,669,680
Standard Life Aberdeen plc, 4.25%, 6/30/2028	1,550,000	1,544,873
Synovus Financial Corporation, 5.90%, 2/7/2029 (USSW5 + 337.9bps)(b)	3,000,000	2,868,900
Truist Financial Corporation, Series N, 4.80%, Perpetual (H15T5Y + 300.3bps)(b)	3,000,000	2,806,665
Truist Financial Corporation, Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	2,000,000	1,926,630
UniCredit SpA, 7.83%, 12/4/2023 (a)	3,000,000	3,297,821
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,010,262
Unifin Financiera S.A.B. de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028 (a)	1,000,000	446,500
Volunteer State Bancshares, Inc., 5.75%, 11/15/2029 (a),(b)	1,500,000	1,436,546
WT Holdings, Inc., 7.00%, 4/30/2023	1,000,000	1,020,490
Zenith National Insurance Capital Trust, 8.55%, 8/1/2028 (a)	1,864,243	2,284,653
		209,608,430
Health Care — 0.49%
Kinetic Concepts, Inc., 12.50%, 11/1/2021 (a)	500,000	500,000
Perrigo Finance Unlimited Company, 4.90%, 12/15/2044	2,000,000	2,006,580
		2,506,580
Industrials — 2.45%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	3,036,000	3,024,008
Global Ship Lease, Inc., 9.88%, 11/15/2022 (a)	3,360,000	3,047,688
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	3,170,499	2,278,796
Mueller Industries, Inc., 6.00%, 3/1/2027	1,467,000	1,360,056
R.R. Donnelley & Sons Company, 6.50%, 11/15/2023	1,000,000	904,800
Textron Financial Corporation, 3.43%, 2/15/2042 (3MO LIBOR + 173.5bps)(a),(b)	2,600,000	1,616,420
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	398,481	351,284
		12,583,052
Information Technology — 1.93%
Dell International LLC/EMC Corporation, 6.20%, 7/15/2030 (a)	1,000,000	1,110,150
HP, Inc., 6.00%, 9/15/2041	2,538,000	2,829,844
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	2,848,022
Pitney Bowes, Inc., 5.20%, 4/1/2023 (b)	3,795,000	3,125,372
		9,913,388
Materials — 3.07%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	1,119,000	1,023,605
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (a)	2,500,000	2,351,375
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)	1,680,000	1,533,504
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	992,150
Kinross Gold Corporation, 6.88%, 9/1/2041	3,500,000	3,985,485
Mercer International, Inc., 6.50%, 2/1/2024	2,000,000	1,879,600
Norbord, Inc., 6.25%, 4/15/2023 (a)	3,400,000	3,373,820
Unigel Luxembourg SA, 8.75%, 10/1/2026 (a)	1,000,000	606,010
		15,745,549

Structured Notes — 1.27%
Morgan Stanley Contingent Income Securities, Russell 2000 Index and EURO STOXX 50 Index, MTN, 7.70%, 6/28/2028 (b)	3,000,000	3,341,400
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,155,700
		6,497,100
Utilities — 0.89%
PPL Capital Funding, Inc., Series A, 4.04%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	6,000,000	4,579,124
Total Corporate Bonds and Notes
(Cost $371,333,818)		339,925,284

MUNICIPAL BONDS — 0.56%
West Virginia — 0.56%
Tobacco Settlement Finance Authority, 7.47%, 6/1/2047	3,000,000	2,876,340
Total Municipal Bonds
(Cost $3,244,334)		2,876,340

SECURITIZED DEBT OBLIGATIONS — 9.47%
Asset Backed Securities — 9.47%
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,195,650	820,481
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 12/10/2021 (a)	2,000,000	1,647,308
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	550,000	398,271
Applebee's/IHOP Funding, LLC, Series 2019-1A, Class A2I, 4.19%, 6/07/2049 (a),(b)	750,000	632,715
Carvana Auto Receivables Trust, Series 20-N1A, Class E, 5.20%, 2/18/2025 (a)	1,000,000	725,715
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	750,000	630,722
Conn's Receivables Funding LLC, Series 2019-B, Class C, 4.60%, 11/15/2021 (a)	1,000,000	694,747
Continental Credit Card LLC, Series 2019-1A, Class C, 6.16%, 3/15/2023 (a)	3,000,000	2,547,301
CPS Auto Receivables Trust, Series 2019-C, Class E, 4.30%, 7/15/2025 (a)	2,000,000	1,635,623
Doric Nimrod Air France Alpha Ltd., Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	4,562,764	4,349,125
DT Auto Owner Trust, Series 2019-3A, Class E, 3.85%, 8/17/2026 (a)	2,750,000	2,646,568
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,943,963	1,260,803
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 10/16/2023 (a)	2,000,000	1,504,922
Flagship Credit Auto Trust, Series 2018-3, Class E, 5.28%, 12/15/2025 (a)	2,000,000	1,430,040
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class D, 3.84%, 5/15/2026 (a)	3,000,000	2,768,629
HOA Funding LLC, Series 2014-1A, Class A2, 4.85%, 8/20/2044 (a)	670,000	644,184
KDAC Aviation Finance Ltd., Series 2017-1A, Class C, 7.39%, 6/15/2023 (a)	1,940,824	1,070,927
MAPS Ltd., Series 2019-1A, Class C, 7.39%, 2/17/2026 (a)	3,328,492	1,845,986
ME Funding LLC, Series 2019-1, Class A2, 6.45%, 7/30/2024 (a)	4,477,500	3,635,887
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	2,847,976	1,641,210
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043 (a)	2,388,106	1,780,373
RFS Asset Securitization, Series 2018-1, Class A, 5.30%, 12/15/2023 (a)	1,184,000	1,187,493
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040 (a)	2,555,711	1,166,963
SCF Equipment Leasing LLC, Series 19-1A, Class F, 6.00%, 4/20/2030 (a)	2,477,930	2,089,825
Small Business Lending Trust, Series 2020-A, Class C, 5.01%, 12/15/2026 (a)	1,500,000	880,942
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024 (a)	500,000	388,031
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 3/15/2023 (a)	3,000,000	2,736,917
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,255,000	2,950,004
Westlake Automobile Receivables Trust, Series 20-1A, Class D, 2.80%, 6/16/2025 (a)	3,000,000	2,818,195
Total Securitized Debt Obligations
(Cost $61,216,530)		48,529,907

COLLATERALIZED LOAN OBLIGATIONS — 2.91%
Apex Credit CLO Ltd., Series 2019-2A, Class B, 4.01%, 10/25/2032 (3MO LIBOR + 210.0bps)(a),(b)	2,100,000	1,959,514
Apex Credit CLO Ltd., Series 2018-1A, Class B, 2.59%, 4/25/2031 (a),(b)	1,190,000	1,096,545
Atrium XII, Series 12A, Class CR, 3.45%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	2,500,000	2,297,595
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.13%, 5/22/2039 (3MO LIBOR + 245bps)(a),(b)	3,000,000	2,797,500
Oaktree CLO Ltd., Series 2019-4A, 4.87%, 10/20/2032 (a),(b)	1,500,000	1,334,866
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 3.14%, 4/20/2028 (3MO LIBOR + 200.0bps)(a),(b)	3,000,000	2,696,841
Zais CLO5 Ltd., Series 2016-2A, Class B, 5.13%, 10/15/2028 (3MO LIBOR + 330.0bps)(a),(b)	3,000,000	2,740,797
Total Collateralized Loan Obligations
(Cost $16,092,652)		14,923,658

INVESTMENT COMPANIES — 1.94%	Shares
Exchange-Traded Funds — 1.11%
iShares MBS ETF	27,300	3,033,030
Vanguard Total World Stock	38,500	2,668,435
		5,701,465
Open-End Funds — 0.83%
Yorktown Small Cap Fund, Institutional Class (d)	407,420	4,220,874
Total Investment Companies
(Cost $9,762,173)		9,922,339
Total Investments — 96.56%
(Cost $550,236,031)		495,041,951
Other Assets in Excess of Liabilities — 3.44%		17,641,533
Net Assets — 100.00%		$512,683,484

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as April 30, 2020 was $205,906,112, representing 40.16% of net assets.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(c)	Convertible bond.
(d)	Affiliated Issuer.

ADR	– American Depositary Receipt
MLP	– Master Limited Partnership
MTN	– Medium Term Note

YORKTOWN SHORT TERM BOND FUND
SCHEDULE OF INVESTMENTS
April 30, 2020
(Unaudited)

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 63.33%
Consumer Discretionary — 6.06%
Autonation, Inc., 3.50%, 11/15/2024	$4,000,000	$3,893,393
Daimler Finance North America LLC, 2.59%, 2/15/2022 (3MO LIBOR + 90.0bps)(a),(b)	1,000,000	947,197
General Motors Financial Company, Inc., 4.20%, 3/1/2021	764,000	758,958
General Motors Financial Company, Inc., 2.84%, 11/6/2021 (3MO LIBOR + 110.0bps)(a)	3,000,000	2,808,209
General Motors Financial Company, Inc., 2.69%, 6/30/2022 (3MO LIBOR + 131.0bps)(a)	2,000,000	1,798,762
General Motors Financial Company, Inc., 2.36%, 1/5/2023 (3MO LIBOR + 99.0bps)(a)	750,000	659,802
Home Depot, Inc./The, 1.89%, 3/1/2022 (3MO LIBOR + 31.0bps)(a)	1,200,000	1,184,902
Hyundai Capital America, 1.89%, 9/18/2020 (3MO LIBOR + 100.0bps)(a),(b)	1,000,000	996,623
Hyundai Capital America, 3.25%, 9/20/2022 (b)	2,080,000	2,063,225
Hyundai Capital America, 2.85%, 11/1/2022 (b)	500,000	488,387
Hyundai Capital America, 4.30%, 2/1/2024 (b)	1,000,000	1,007,027
Macy's Retail Holdings, Inc., 9.50%, 4/15/2021	304,200	281,374
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021 (b)	2,645,000	2,645,937
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,800,638
Nissan Motor Acceptance Corporation, 1.26%, 3/15/2021 (3MO LIBOR + 52.0bps)(a),(b)	760,000	723,370
Nissan Motor Acceptance Corporation, 2.07%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(b)	2,000,000	1,760,193
QVC, Inc., 5.13%, 7/2/2022	1,494,000	1,475,325
QVC, Inc., 4.38%, 3/15/2023	2,636,000	2,530,296
		27,823,618
Consumer Staples — 1.54%
Bacardi Ltd., 4.50%, 1/15/2021 (b)	500,000	505,573
Bunge Limited Finance Corporation, 4.35%, 3/15/2024	3,000,000	3,130,641
Walgreen Company, 3.10%, 9/15/2022	1,000,000	1,031,579
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	2,250,000	2,401,564
		7,069,357
Energy — 0.80%
Phillips 66, 2.25%, 2/26/2021 (3MO LIBOR + 60.0bps)(a)	1,060,000	1,043,812
Texas Gas Transmission LLC, 4.50%, 2/1/2021 (b)	930,000	930,261
Williams Companies, Inc. (The), 7.88%, 9/1/2021	1,605,000	1,705,136
		3,679,209
Financials — 46.57%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	1,727,226
AIB Group plc, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a),(b)	3,000,000	3,059,254
Air Lease Corporation, 2.25%, 1/15/2023	250,000	236,537
Allegiance Bank/Texas, 5.25%, 12/15/2027 (3MO LIBOR + 303.0bps)(a)	50,000	52,135
Ally Financial, Inc., 4.63%, 5/19/2022	2,000,000	2,054,400
Antares Holdings, LP, 6.00%, 8/15/2023 (b)	3,000,000	3,096,279
Associated Banc-Corp, 4.25%, 1/15/2025	1,401,000	1,448,278
Assurant, Inc., 4.00%, 3/15/2023	416,000	425,965
Athene Global Funding, 4.00%, 1/25/2022 (b)	2,000,000	2,034,328
Athene Global Funding, 2.67%, 7/1/2022 (3MO LIBOR + 123.0bps)(a),(b)	2,000,000	1,928,607
Athene Global Funding, 2.75%, 6/25/2024 (b)	1,250,000	1,241,819
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022 (b)	1,000,000	916,547
Banco Santander SA, 2.97%, 4/12/2023 (3MO LIBOR + 112.0bps)(a)	1,200,000	1,155,508
Banco Santander SA, 2.70%, 1/10/2025 (b)	150,000	150,375
Banco Santander SA, 5.18%, 11/19/2025	400,000	430,892
Bank of America Corporation, 2.02%, 4/24/2023 (3MO LIBOR + 100.0bps)(a)	2,000,000	1,983,119
Bank of America Corporation, MTN, 2.23%, 12/1/2026 (a)	3,212,000	2,766,583
Bank of Ireland Group plc, 4.50%, 11/25/2023 (b)	3,465,000	3,568,005
Barclays plc, 3.68%, 1/10/2023	1,000,000	1,023,462
Barclays plc, 3.07%, 5/16/2024 (3MO LIBOR + 138.0bps)(a)	1,000,000	948,116
Barclays plc, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)(a)	2,000,000	2,106,164

BGC Partners, Inc., 3.75%, 10/1/2024	4,000,000	3,765,319
BPCE SA, 1.99%, 9/12/2023 (3MO LIBOR + 124.0bps)(a),(b)	1,430,000	1,398,776
BPCE SA, 2.38%, 1/14/2025 (b)	500,000	498,389
Cantor Fitzgerald, LP, 4.88%, 5/1/2024 (b)	4,000,000	3,922,482
Citadel LP, 5.38%, 1/17/2023 (b)	1,504,000	1,535,969
Citizens Bank NA, 2.46%, 5/26/2022 (3MO LIBOR + 81.0bps)(a)	1,250,000	1,229,314
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,224,790
CNO Financial Group, Inc., 5.25%, 5/30/2025	3,404,000	3,667,489
Credit Agricole Corporate & Investment Bank SA, 2.06%, 10/3/2021 (3MO LIBOR + 62.5bps)(a)	3,000,000	2,968,397
Credit Agricole SA, 2.04%, 4/24/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	973,983
Credit Suisse Group AG, 3.13%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	4,000,000	3,847,959
Customers Bancorp, Inc., 3.95%, 6/30/2022	3,510,000	3,608,933
Customers Bancorp, Inc., 4.50%, 9/25/2024	3,000,000	3,134,265
Danske Bank A/S, 3.00%, 9/20/2022 (3MO LIBOR + 124.9bps)(a),(b)	500,000	501,377
Danske Bank A/S, 1.81%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	2,000,000	1,912,889
Danske Bank A/S, 3.88%, 9/12/2023 (b)	3,000,000	3,098,868
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(a)	2,195,000	2,207,715
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (b)	6,040,000	5,849,525
Eagle Bancorp, Inc., 5.75%, 9/1/2024	610,000	616,669
Eagle Bancorp, Inc., 5.00%, 8/1/2026 (a)	840,000	834,169
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,023,304
Enterprise Financial Services Corporation, 4.75%, 11/1/2026 (a)	250,000	256,300
Fairfax Financial Holdings, Ltd., 4.88%, 8/13/2024 (b)	2,000,000	2,068,086
First Busey Corporation, 3.75%, 5/25/2022	1,750,000	1,748,762
Flushing Financial Corporation, 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(a)	3,000,000	3,092,098
Fulton Financial Corporation, 4.50%, 11/15/2024	700,000	728,326
Global Atlantic Financial Company, 8.63%, 4/15/2021 (b)	1,480,000	1,573,099
Highmark, Inc., 4.75%, 5/15/2021 (b)	2,500,000	2,576,514
Hilltop Holdings, Inc., 5.00%, 4/15/2025	400,000	426,064
Home BancShares, Inc., 5.63%, 4/15/2027 (3MO LIBOR + 357.5bps)(a)	450,000	439,176
HSBC Holdings plc, 3.34%, 5/25/2021 (3MO LIBOR + 166.0bps)(a)	2,000,000	2,006,942
HSBC Holdings plc, 4.25%, 3/14/2024	1,000,000	1,063,099
HSBC Holdings plc, 2.69%, 5/18/2024 (3MO LIBOR + 100.0bps)(a)	1,000,000	978,498
HSBC Holdings plc, 4.25%, 8/18/2025	1,313,000	1,402,135
HSBC Holdings plc, 2.13%, 9/12/2026 (3MO LIBOR + 138.0bps)(a)	1,500,000	1,446,198
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	1,027,255
Infinity Property & Casualty Corporation, 5.00%, 9/19/2022	2,000,000	2,030,984
Intesa Sanpaolo SpA, 3.38%, 1/12/2023 (b)	4,000,000	4,011,948
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (b)	4,000,000	3,950,867
Jackson National Life Global, 1.25%, 6/11/2021 (3MO LIBOR + 48.0bps)(a),(b)	1,000,000	988,908
Jackson National Life Global Funding, 1.05%, 3/16/2021 (3MO LIBOR + 31.0bps)(a),(b)	1,000,000	990,816
Jackson National Life Global Funding, 2.00%, 6/27/2022 (3MO LIBOR + 73.0bps)(a),(b)	1,000,000	974,808
JPMorgan Chase & Company, MTN, 2.25%, 3/21/2023 (3MO LIBOR + 105.0bps)(a)	100,000	98,535
Kemper Corporation, 4.35%, 2/15/2025	2,000,000	2,044,114
Lakeland Bancorp, Inc., 5.13%, 9/30/2026 (a)	750,000	770,133
Lloyds Bank plc, 6.50%, 9/14/2020 (b)	1,000,000	1,012,951
Lloyds Bank plc, 6.50%, 9/14/2020	1,150,000	1,164,893
Lloyds Banking Group plc, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)(a)	2,000,000	2,021,404
Lloyds Banking Group plc, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(a)	3,000,000	3,051,034
Lloyds Banking Group plc, 4.58%, 12/10/2025 (b)	250,000	270,630
Macquarie Bank Ltd., 2.63%, 11/28/2023 (3MO LIBOR + 102.0bps)(a),(b)	2,651,000	2,599,704
Macquarie Bank Ltd., 4.88%, 6/10/2025 (b)	285,000	306,860
Macquarie Group Ltd., 2.62%, 3/27/2024 (3MO LIBOR + 135.0bps)(a),(b)	2,000,000	1,972,469
Metropolitan Life Global Funding I, 0.58%, 1/13/2023 (O/N SOFR + 57.0bps)(a),(b)	500,000	483,124
Mizuho Financial Group, Inc., 2.02%, 7/16/2023 (3MO LIBOR + 84.0bps)(a)	975,000	945,187
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(b)	3,000,000	3,078,725
Nationwide Mutual Insurance Company, 3.03%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(b)	2,525,000	2,508,140
NatWest Markets plc, 2.78%, 9/29/2022 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	986,937
New York Life Global Funding, 1.75%, 7/12/2022 (3MO LIBOR + 44.0bps)(a),(b)	2,360,000	2,330,708
Nordea Bank Abp, 2.55%, 8/30/2023 (3MO LIBOR + 94.0bps)(a),(b)	1,000,000	978,798
Opus Bank, 5.50%, 7/1/2026 (a)	228,000	234,988
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,832,248
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023 (b)	2,500,000	2,208,125
Pershing Square Holdings Ltd., 5.50%, 7/15/2022 (b)	3,000,000	3,090,000

Pinnacle Bank, Series BKNT, 4.88%, 7/30/2025 (3MO LIBOR + 312.8bps)(a)	3,400,000	3,419,151
Pinnacle Financial Partners, Inc., 5.25%, 11/16/2026 (3MO LIBOR + 388.4bps)(a),(b)	255,000	264,086
Preferred Bank, 6.00%, 6/15/2026 (3MO LIBOR + 467.3bps)(a)	400,000	411,203
Reliance Standard Life Global Funding II, 2.15%, 1/21/2023 (b)	500,000	500,564
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (b)	500,000	496,552
Royal Bank of Scotland Group plc, 3.50%, 5/15/2023 (a)	2,000,000	2,049,423
Royal Bank of Scotland Group plc, 5.13%, 5/28/2024	1,000,000	1,064,799
Royal Bank of Scotland Group plc, 2.77%, 6/25/2024 (3MO LIBOR + 155.0bps)(a)	3,000,000	2,858,209
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,531,642
Santander UK plc, 5.00%, 11/7/2023 (b)	1,000,000	1,049,965
Signature Bank, 5.30%, 4/22/2026 (3MO LIBOR + 392.0bps)(a)	165,000	168,646
Simmons First National Corporation, 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(a)	2,500,000	2,515,802
Societe Generale SA, 5.00%, 1/17/2024 (b)	3,345,000	3,515,069
Societe Generale SA, 4.25%, 4/14/2025 (b)	3,000,000	3,079,520
Southside Bancshares, Inc., 5.50%, 9/30/2026 (3MO LIBOR + 429.7bps)(a)	1,120,000	1,158,465
Standard Chartered plc, 3.95%, 1/11/2023	1,250,000	1,262,546
Standard Chartered plc, 3.95%, 1/11/2023 (b)	2,000,000	2,020,074
Standard Chartered plc, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(b)	2,000,000	2,055,383
Stifel Financial Corporation, 4.25%, 7/18/2024	3,000,000	3,132,245
Sumitomo Mitsui Financial Group, Inc., 1.98%, 10/16/2023 (3MO LIBOR + 80.0bps)(a)	1,000,000	965,900
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,059,473
Synchrony Financial, 4.38%, 3/19/2024	3,000,000	2,955,085
Synovus Bank/Columbus, GA, 2.29%, 2/10/2023 (SOFFRATE + 945.0bps)(a)	250,000	247,387
TCF National Bank, 6.25%, 6/8/2022	1,000,000	1,058,133
UBS AG, 2.06%, 12/1/2020 (3MO LIBOR + 48.0bps)(a),(b)	2,000,000	1,998,970
UniCredit SpA, 6.57%, 1/14/2022 (b)	2,000,000	2,064,159
UniCredit SpA, 3.75%, 4/12/2022 (b)	4,500,000	4,548,382
United Community Banks, Inc., MTN, 5.00%, 2/14/2022 (3MO LIBOR + 381.4bps)(a)	500,000	503,331
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,382,154
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,096,342
Webster Financial Corporation, 4.38%, 2/15/2024	3,000,000	3,109,714
Western Union Company/The, 2.85%, 1/10/2025	3,000,000	2,987,846
WSFS Financial Corporation, 4.50%, 6/15/2026 (a)	250,000	255,561
WT Holdings, Inc., 7.00%, 4/30/2023 (b)	3,000,000	3,061,470
		213,792,021
Health Care — 2.03%
Blue Cross & Blue Shield of Minnesota, 3.79%, 5/1/2025 (b)	661,000	712,370
HCA, Inc., 5.00%, 3/15/2024	2,000,000	2,187,006
Perrigo Company plc, 4.00%, 11/15/2023	3,000,000	3,079,260
Perrigo Finance Unlimited Company, 3.90%, 12/15/2024	2,000,000	2,060,379
Universal Health Services, Inc., 5.00%, 6/1/2026 (b)	1,270,000	1,291,717
		9,330,732
Industrials — 2.34%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (b)	245,267	237,684
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	60,585	58,896
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (b)	771,962	761,742
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	68,792	54,242
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,494,562	1,025,602
British Airways plc Pass Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020 (b)	14,280	14,225
Caterpillar Financial Services Corporation, 1.59%, 6/6/2022 (a)	650,000	644,912
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	81,993	80,706
Continental Airlines Pass Through Trust, Series 2000-1A1, Class A-1, 8.05%, 11/1/2020	14,041	13,619
Continental Airlines Pass Through Trust, Series 2000-2A1, Class A-1, 7.71%, 4/2/2021	54,381	54,786
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	221,606	213,343
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	914,229	877,858
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	186,691	177,612
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	30,821	29,992
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	83,971	74,984
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (b)	1,859,690	1,889,110
Spirit Airlines Pass Through Trust, Series 2015-1, Class B, 4.45%, 4/1/2024	404,536	296,269
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	130,806	117,254
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	529,760	467,013
United Parcel Service, Inc., 1.88%, 4/1/2023 (3MO LIBOR + 45.0bps)(a)	2,030,000	2,004,905

US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	1,038,245	932,414
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	742,136	711,669
		10,738,837
Information Technology — 2.75%
Broadcom, Inc., 3.63%, 10/15/2024 (b)	2,000,000	2,111,623
Dell International LLC, 4.00%, 7/15/2024 (b)	2,700,000	2,744,023
Dell, Inc., 4.42%, 6/15/2021 (b)	1,000,000	1,019,736
DXC Technology Company, 4.45%, 9/18/2022	3,000,000	3,073,025
Leidos Holdings, Inc., 4.45%, 12/1/2020	2,085,000	2,100,116
NXP Funding, LLC, 4.13%, 6/1/2021 (b)	1,550,000	1,584,515
		12,633,038
Materials — 0.54%
Syngenta Finance NV, 3.13%, 3/28/2022	500,000	496,708
Teck Resources, Ltd., 4.75%, 1/15/2022	2,000,000	1,962,096
		2,458,804
Other — 0.23%
Dell International LLC, 5.45%, 6/15/2023 (b)	1,000,000	1,058,158

Utilities — 0.47%
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	1,004,799
IPALCO Enterprises, Inc., 3.45%, 7/15/2020	1,156,000	1,160,042
		2,164,841
Total Corporate Bonds and Notes
(Cost $296,182,419)		290,748,615

SECURITIZED DEBT OBLIGATIONS — 31.64%
Asset Backed Securities — 31.64%
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1.01%, 12/15/2041 (1MO LIBOR + 20.0bps)(a),(b)	676,206	661,243
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1.01%, 3/15/2042 (1MO LIBOR +20.0bps)(a),(b)	3,304,526	2,993,103
321 Henderson Receivables I LLC, Series 2004-A, A1, 1.16%, 9/15/2045 (1MO LIBOR + 35.0bps)(a),(b)	818,965	788,204
ACC Trust, Series 2019-2, Class A, 2.82%, 4/20/2022 (b)	1,104,366	1,096,382
Access Group, Inc., Series 2013-1, A, 1.45%, 2/25/2036 (1MO LIBOR + 50.0bps)(a),(b)	528,501	512,073
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 12/10/2021 (b)	1,250,000	1,204,694
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 3.43%, 10/10/2023 (b)	2,600,340	2,596,773
American Credit Acceptance Receivables Trust, Series 2018-1, Class C, 3.55%, 4/10/2024 (b)	268,132	268,692
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024 (b)	3,000,000	2,875,740
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/2024 (b)	273,000	273,891
American Credit Acceptance Receivables Trust, Series 2020-1, D, 2.39%, 3/13/2026 (b)	2,500,000	2,265,817
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 6/18/2025	3,000,000	2,918,473
Applebee's/IHOP Funding, LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024 (a),(b)	2,500,000	2,109,050
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/2024 (b)	210,000	208,706
Ascentium Equipment Receivables Trust, Series 2019-2A, Class D, 2.85%, 11/10/2026 (b)	2,287,000	2,216,857
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (b)	250,000	241,281
Bank of the West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023 (b)	1,400,000	1,419,733
BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/2023 (b)	580,268	582,104
BFNS LLC, Series 2019-1A, Class X, 2.85%, 3/25/2030 (3MO LIBOR + 90.0bps)(a),(b)	2,450,000	2,437,473
Brazos Higher Education Authority, Inc., Series 06-2, A10, 1.34%, 6/25/2026 (a)	1,215,413	1,189,938
Brazos Student Finance Corporation, Series 2009-1, Class AS, 4.45%, 12/27/2039 (3MO LIBOR + 250.0bps)(a),(b)	293,145	297,592
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024 (b)	1,360,000	1,369,552
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 12/15/2023 (b)	2,000,000	1,744,102
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 3/15/2024 (b)	1,906,000	1,748,119
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025 (a),(b)	3,000,000	2,884,586
Carvana Auto Receivables Trust, Series 20-N1A, C, 2.45%, 6/16/2025 (b)	3,000,000	2,886,895
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026 (b)	1,750,000	1,685,493
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 3/15/2027 (b)	1,000,000	999,656
CLI Funding LLC, Series 2019-1A, Class A, 3.71%, 5/18/2044 (b)	1,365,707	1,301,250
Conn's Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 11/15/2021 (b)	904,260	883,837
Conn's Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023 (b)	184,284	180,746
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 2/16/2021 (b)	300,000	297,661
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 12/15/2022 (b)	115,000	114,622
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027 (b)	3,000,000	3,019,054
Credit Acceptance Auto Loan Trust, Series 20-1A, C, 2.59%, 6/15/2029 (b)	1,500,000	1,432,537

Cronos Containers Program Ltd., Series 2014-1A, Class A, 3.04%, 7/18/2023 (b)	838,318	816,120
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (b)	1,770,000	1,727,588
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029 (b)	3,010,000	2,934,215
Drive Auto Receivables Trust, Series 2018-2, D, 4.14%, 8/15/2024	1,000,000	1,016,041
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024	4,015,071	4,039,014
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022 (b)	262,823	263,218
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 6/15/2023 (b)	500,000	473,541
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024 (b)	3,000,000	3,002,046
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025 (b)	1,000,000	967,734
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (b)	1,110,836	720,459
ECMC Group Student Loan Trust, Series 2018-2A, A, 1.29%, 9/25/2068 (1MO LIBOR + 80.0bps)(a),(b)	424,230	400,417
Edsouth Indenture No. 6 LLC, Series 14-2, A, 1.17%, 5/25/2039 (a),(b)	633,927	610,093
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021 (b)	3,500,000	3,512,339
Evergreen Credit Card Trust, Series 2019-3, Class B, 2.36%, 10/16/2023 (b)	1,641,000	1,621,923
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024 (b)	500,000	477,105
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%, 11/15/2022 (b)	355,000	358,816
Exeter Automobile Receivables Trust, Series 2019-1A, Class B, 3.45%, 2/15/2023 (b)	465,000	464,348
Exeter Automobile Receivables Trust, Series 2016-1A, Class D, 8.20%, 2/15/2023 (b)	1,851,277	1,882,131
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023 (b)	432,000	431,347
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025 (b)	2,000,000	1,917,393
Fair Square Issuance Trust, Series 2020-AA, A, 2.90%, 1/20/2023 (b)	2,000,000	1,898,208
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.90%, 7/17/2034 (a),(b)	2,000,000	1,885,000
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 10/16/2023 (b)	1,460,000	1,372,364
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024 (b)	2,777,000	2,783,474
Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/2022 (b)	94,118	94,091
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.98%, 8/15/2022 (b)	2,000,000	1,987,463
Flagship Credit Auto Trust, Series 2017-2, Class B, 2.57%, 4/15/2023 (b)	381,292	381,459
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 10/16/2023 (b)	305,000	304,360
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024 (b)	200,000	200,505
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024 (b)	3,000,000	3,006,568
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023 (b)	1,500,000	1,510,453
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/15/2025 (b)	750,000	743,979
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026 (b)	500,000	460,830
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/15/2023 (b)	1,500,000	1,361,527
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025 (b)	2,000,000	1,909,689
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96%, 5/15/2025 (b)	3,000,000	2,803,065
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025 (b)	1,000,000	909,540
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (b)	93,314	93,292
GM Financial Consumer Automobile Trust, Series 2017-1A, Class B, 2.30%, 6/16/2023 (b)	200,000	201,294
Hertz Fleet Lease Funding LP, Series 2019-1, Class E, 4.62%, 10/11/2022 (b)	255,000	230,244
Hertz Fleet Lease Funding LP, Series 2019-1, Class C, 3.09%, 1/10/2033 (b)	1,000,000	922,642
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/21/2021 (b)	500,000	460,096
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (b)	100,000	96,093
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/2022 (b)	3,000,000	2,519,422
HOA Funding LLC, Series 2014-1A, Class A2, 4.85%, 8/20/2021 (b)	2,000,000	1,922,936
KnowledgeWorks Foundation, Series 2010-1, Class A, 2.63%, 8/25/2027 (3MO LIBOR + 95.0bps)(a)	707,510	697,424
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026 (b)	2,000,000	2,002,190
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (b)	225,769	216,419
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (b)	2,940,571	2,818,045
Marlin Receivables LLC, Series 2018-1A, D, 3.99%, 7/20/2023 (b)	911,000	922,889
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 3/21/2023 (b)	1,000,000	944,940
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 5/16/2022 (b)	400,940	403,093
Navistar Financial Dealer Note Master Owner, Series 2019-1, Class B, 1.24%, 5/25/2024 (1MO LIBOR + 75.0bps)(a),(b)	1,000,000	977,053
Northstar Education Finance, Inc., Series 2007-1, Class A2, 1.64%, 1/29/2046 (3MO LIBOR + 75.0bps)(a)	987,880	975,387
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025 (b)	825,000	821,307
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%, 8/15/2023 (b)	1,000,000	1,016,837
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%, 10/15/2024 (b)	1,180,000	1,183,538
PFS Financing Corporation, Series 2019-C, Class B, 2.42%, 10/15/2024 (b)	1,000,000	975,111
Planet Fitness Master Issuer LLC, Series 2018-1A, A2II, 4.67%, 9/5/2025 (b)	945,600	876,407
Planet Fitness Master Issuer LLC, Series 2018-1A, A2I, 4.26%, 9/5/2048 (b)	265,950	256,148
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/2022	744,094	746,977
Santander Drive Auto Receivables Trust, Series 2016-3, Class D, 2.80%, 8/15/2022	1,250,000	1,244,420
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/2032 (b)	1,000,000	903,801
SBA Tower Trust, Series 2019-1C, Class 1C, 2.84%, 1/15/2025 (b)	1,500,000	1,539,187

SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/2027 (b)	225,000	224,107
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042 (a)	12,828	13,061
SolarCity LMC Series VI LLC, Series 2016-A, Class B, 6.85%, 3/21/2022 (b)	2,570,806	2,466,983
Textainer Marine Containers Ltd., Series 2018-1A, Class A, 4.11%, 7/20/2043 (b)	1,748,000	1,686,491
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96%, 4/20/2044 (b)	1,150,000	1,093,501
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class A, 4.21%, 4/15/2024 (b)	520,561	416,896
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%, 1/25/2027 (b)	1,500,000	1,485,959
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041 (b)	599,097	605,780
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047 (b)	786,905	778,201
TRIP Rail Master Funding LLC, Series 2017-1A, A2, 3.74%, 8/15/2047 (b)	1,000,000	948,032
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023 (b)	3,330,000	3,336,781
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023 (b)	3,825,000	3,836,401
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024 (b)	1,500,000	1,447,558
Total Securitized Debt Obligations
(Cost $151,151,110)		145,261,335

COLLATERALIZED LOAN OBLIGATIONS — 2.92%

AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 2.17%, 1/15/2032 (3MO LIBOR + 95.0bps)(a),(b)	1,875,000	1,875,000
Apidos CLO XX Ltd., Series 2015-20A, Class A1RA, 2.94%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	3,000,000	2,907,822
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class X, 1.64%, 10/20/2032 (3MO LIBOR + 50.0bps)(a),(b)	1,166,667	1,154,863
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 3.44%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,932,051	1,801,638
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 2.16%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	3,000,000	2,751,903
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 2.19%, 1/23/2028 (3MO LIBOR + 115.0bps)(a),(b)	3,000,000	2,897,144
Total Collateralized Loan Obligations
(Cost $13,914,759)		13,388,370

COMMERCIAL PAPER — 1.09%
Ford Motor Credit Company LLC, 2.91%, 8/3/2020(c)	1,000,000	1,000,432
Ford Motor Credit Company LLC, 3.03%, 8/10/2020(c)	1,000,000	1,001,281
Ford Motor Credit Company LLC, 2.88%, 1/6/2021(c)	1,000,000	994,952
Smithfield Foods, Inc., 2.20%, 5/1/2020(c)	2,000,000	1,999,867
Total Commercial Paper
(Cost $4,964,837)		4,996,532

MUNICIPAL BONDS — 0.20%
Utah — 0.20%
Utah State Board of Regents Student Loan Revenue Bond, Series A-3, 2.61%, 5/1/2035 (3MO LIBOR + 85.0bps)(a)	950,000	911,306
Total Municipal Bonds
(Cost $949,273)		911,306

Total Investments — 99.18%
(Cost $467,162,398)		455,306,158
Other Assets in Excess of Liabilities — 0.82%		3,778,825
Net Assets — 100.00%		$459,084,983

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of April 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as April 30, 2020 was $276,453,375, representing 60.22% of net assets.
(c)	Rate disclosed is the effective yield at the time of purchase.

MTN	– Medium Term Note

YORKTOWN MASTER ALLOCATION FUND
SCHEDULE OF INVESTMENTS
April 30, 2020
(Unaudited)

INVESTMENT COMPANIES — 98.90% (a)	Shares	Fair Value
Income Funds — 39.10%
Yorktown Capital Income Fund, Institutional Class	189,539	$5,659,625
Growth Funds — 38.50%
Yorktown Growth Fund, Institutional Class	361,642	5,572,899
Small Cap Funds — 21.30%
Yorktown Small Cap Fund, Institutional Class	297,538	3,082,490
Total Investment Companies
(Cost $11,574,471)		14,315,014
Total Investments — 98.90%
(Cost $11,574,471)		14,315,014
Other Assets in Excess of Liabilities — 1.10%		159,068
Net Assets — 100.00%		$14,474,082

(a)	Affiliated Issuer.

YORKTOWN SMALL CAP FUND
SCHEDULE OF INVESTMENTS
April 30, 2020
(Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.24%
Communication Services — 6.29%
Iridium Communications, Inc.(a)	16,600	$373,583
Perion Network Ltd.(a)	44,000	219,560
TechTarget, Inc.(a)	35,972	838,867
		1,432,010
Consumer Discretionary — 18.83%
America's Car-Mart, Inc.(a)	7,500	494,625
Choice Hotels International, Inc.	11,390	854,819
Cracker Barrel Old Country Store, Inc.	800	77,920
Eldorado Resorts, Inc.(a)	9,670	207,325
Lithia Motors, Inc., Class A	4,600	508,576
Meritage Homes Corporation(a)	9,000	473,040
Shake Shack, Inc., Class A(a)	8,300	452,433
Wingstop, Inc.	10,400	1,219,608
		4,288,346
Energy — 1.61%
World Fuel Services Corporation	14,700	367,500

Financials — 14.00%
Ares Commercial Real Estate Corporation	19,000	147,250
Argo Group International Holdings Ltd.	8,375	296,140
Chimera Investment Corporation	5,000	38,850
Ellington Financial, Inc.	25,000	259,750
Federated Investors, Inc., Class B	20,300	462,231
First American Financial Corporation	12,400	571,888
LPL Financial Holdings, Inc.	1,000	60,220
Main Street Capital Corporation - BDC	12,400	323,392
Morningstar, Inc.	6,600	1,029,336
		3,189,057
Health Care — 11.41%
ANI Pharmaceuticals, Inc.(a)	4,050	162,040
Mesa Laboratories, Inc.	719	171,122
Neogen Corporation(a)	5,500	344,245
NeoGenomics, Inc.(a)	19,000	519,460
Repligen Corporation(a)	7,900	917,585
Sinovac Biotech Ltd.(a),(b)	74,893	484,558
		2,599,010
Industrials — 14.09%
Clean Harbors, Inc.(a)	450	24,044
Douglas Dynamics, Inc.	12,180	450,173
FTI Consulting, Inc.(a)	4,672	595,026
Knight-Swift Transportation Holdings, Inc.	10,200	379,236
Mueller Industries, Inc.	26,166	677,699
NV5 Global, Inc.(a)	14,600	682,550
Spartan Motors, Inc.	5,000	70,450
TriNet Group, Inc.(a)	6,700	328,099
		3,207,277
Information Technology — 24.37%
AudioCodes Ltd.	34,000	1,040,740
EVERTEC, Inc.	22,100	560,014
Fabrinet(a)	16,200	1,016,550
Lattice Semiconductor Corporation(a)	5,000	112,550

Magic Software Enterprises Ltd.	10,000	91,500
ManTech International Corporation, Class A	4,000	298,240
Novanta, Inc.(a)	9,200	799,388
Paycom Software, Inc.(a)	2,500	652,550
Smith Micro Software, Inc.(a)	59,000	280,250
TTEC Holdings, Inc.	6,500	253,370
Viavi Solutions, Inc.(a)	36,700	443,336
		5,548,488
Materials — 1.76%
Schweitzer-Mauduit International, Inc.	12,400	399,528

Real Estate — 3.37%
Getty Realty Corporation	15,850	430,486
OUTFRONT Media, Inc.	21,500	337,335
		767,821
Utilities — 3.51%
Chesapeake Utilities Corporation	9,100	799,708
Total Common Stocks
(Cost $22,572,167)		22,598,745

Total Investments — 99.24%
(Cost $22,572,167)		22,598,745
Other Assets in Excess of Liabilities — 0.76%		172,936
Net Assets — 100.00%		$22,771,681

(a)	Non-income producing security.
(b)	Illiquid security. The total fair value of these securities as of April 30, 2020 was $484,558, representing 2.13% of net assets.

BDC	– Business Development Company

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® ("GICS"). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

Investment Valuation

The Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund (collectively, the “Funds”) utilize various methods to measure the fair value of most of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

• Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of April 30, 2020, in valuing the Funds’ assets carried at fair value.

Yorktown Growth Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$50,983,424	$565,439	$-	$51,548,863
Total	$50,983,424	$565,439	$-	$51,548,863

Yorktown Capital Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$18,513,773	$-	$-	$18,513,773
Preferred Stocks	1,137,520	-	-	1,137,520
Corporate Bonds and Notes	-	2,034,112	-	2,034,112
Total	$19,651,293	$2,034,112	$-	$21,685,405

Yorktown Multi-Asset Income Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$54,602,239	$-	$-	$54,602,239
Preferred Stocks	23,582,184	680,000	-	24,262,184
Corporate Bonds and Notes	-	339,925,284	-	339,925,284
Municipal Bonds	-	2,876,340	-	2,876,340
Securitized Debt Obligations	-	48,529,907	-	48,529,907
Collateralized Loan Obligations	-	14,923,658	-	14,923,658
Investment Companies	9,922,339	-	-	9,922,339
Total	$88,106,762	$406,935,189	$-	$495,041,951

Yorktown Short Term Bond Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$-	$290,748,615	$-	$290,748,615
Municipal Bonds	-	911,306	-	911,306
Securitized Debt Obligations	-	145,261,335	-	145,261,335
Collateralized Loan Obligations	-	13,388,370	-	13,388,370
Commercial Paper	-	4,996,532	-	4,996,532
Total	$-	$455,306,158	$-	$455,306,158

Yorktown Master Allocation Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$14,315,014	$-	$-	$14,315,014
Total	$14,315,014	$-	$-	$14,315,014

Yorktown Small Cap Fund
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$22,114,187	$484,558	$-	$22,598,745
Total	$22,114,187	$484,558	$-	$22,598,745

See Schedule of Investments for breakdown of sectors in which the Funds invest.

At April 30, 2020, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Yorktown Growth Fund	Yorktown Capital Income Fund	Yorktown Multi-Asset Income Fund	Yorktown Short Term Bond Fund
Tax Cost of investments	$38,183,235	$19,986,423	$550,940,229	$467,162,448
Gross unrealized appreciation	13,576,893	2,098,162	5,588,446	1,892,202
Gross unrealized depreciation	(211,265)	(399,180)	(61,486,724)	(13,748,492)
Net unrealized appreciation (depreciation) on investments	$13,365,628	$1,698,982	$(55,898,278)	$(11,856,290)

	Yorktown Master Allocation Fund	Yorktown Small Cap Fund
Tax Cost of investments	$11,787,144	$22,572,167
Gross unrealized appreciation	2,527,870	3,638,473
Gross unrealized depreciation	-	(3,611,895)
Net unrealized appreciation on investments	$2,527,870	$26,578